Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - ¥ / shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement of Stockholders' Equity [Abstract]
Dividends declared, per share	¥ 35	¥ 27.50	¥ 20